Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 9,510	kr 8,209
Finished products	8,709	8,742
Contract work in progress	9,878	13,912
Inventories, net	kr 28,097	kr 30,863	kr 29,255